Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 18, 2008

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the Allianz OCC Small-Cap Value Fund

Liquidation of the Fund

Effective on or about September 30, 2008 (the “Liquidation Date”), the OCC Small-Cap Value Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares – Selling Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of Allianz Funds, Allianz Funds Multi-Strategy Trust or PIMCO Funds that offers that class, as described under “How to Buy and Sell Shares – Exchanging Shares” in the Prospectus. Such exchanges will be taxable transactions.

For federal income tax purposes, the redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain or loss will be capital gain or loss for shareholders who hold their shares as a capital asset. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Shareholders should consult their tax advisors for more information about their own situations and the possible application of state, local, non-U.S. and other taxes on redemptions and exchanges of shares in the Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 18, 2008

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the Allianz OCC Small-Cap Value Fund

Liquidation of the Fund

Effective on or about September 30, 2008 (the “Liquidation Date”), the OCC Small-Cap Value Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “How to Buy and Sell Shares – Selling Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of Allianz Funds, Allianz Funds Multi-Strategy Trust or PIMCO Funds that offers that class, as described under “How to Buy and Sell Shares – Exchanging Shares” in the Prospectus. Such exchanges will be taxable transactions.

For federal income tax purposes, the redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain or loss will be capital gain or loss for shareholders who hold their shares as a capital asset. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Shareholders should consult their tax advisors for more information about their own situations and the possible application of state, local, non-U.S. and other taxes on redemptions and exchanges of shares in the Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 18, 2008

to the Prospectus for Class P Shares of Allianz Domestic Stock Funds

Dated July 1, 2008

Disclosure Relating to the Allianz OCC Small-Cap Value Fund

Liquidation of the Fund

Effective on or about September 30, 2008 (the “Liquidation Date”), the OCC Small-Cap Value Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of Allianz Funds, Allianz Funds Multi-Strategy Trust or PIMCO Funds that offers that class, as described under “Purchases, Redemptions and Exchanges – Exchange Privilege” in the Prospectus. Such exchanges will be taxable transactions.

For federal income tax purposes, the redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain or loss will be capital gain or loss for shareholders who hold their shares as a capital asset. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Shareholders should consult their tax advisors for more information about their own situations and the possible application of state, local, non-U.S. and other taxes on redemptions and exchanges of shares in the Fund.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated September 18, 2008

to the Prospectus for Institutional and Administrative Class Shares of Allianz Stock Funds

Dated November 1, 2007 (as revised January 1, 2008)

Disclosure Relating to the Allianz OCC Small-Cap Value Fund

Liquidation of the Fund

Effective on or about September 30, 2008 (the “Liquidation Date”), the OCC Small-Cap Value Fund (the “Fund”) will be liquidated and dissolved. Any shares of the Fund outstanding on the Liquidation Date will be automatically redeemed on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after dividend distributions required to eliminate any Fund-level taxes are made and the expenses and liabilities of the Fund have been paid or otherwise provided for.

At any time prior to the Liquidation Date, shareholders may redeem their shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. Shareholders may also exchange their shares of the Fund for shares of the same class of any other series of Allianz Funds, Allianz Funds Multi-Strategy Trust or PIMCO Funds that offers that class, as described under “Purchases, Redemptions and Exchanges – Exchange Privilege” in the Prospectus. Such exchanges will be taxable transactions.

For federal income tax purposes, the redemption on the Liquidation Date will generally be treated like any other redemption of shares and may result in a gain or loss for federal income tax purposes. Any gain or loss will be capital gain or loss for shareholders who hold their shares as a capital asset. Capital gains or losses will be short- or long-term depending on how long a shareholder has held his or her Fund shares. If a shareholder desires to recognize any taxable gain or loss prior to the Liquidation Date, the shareholder may wish to redeem his or her shares prior to the Liquidation Date. Shareholders should consult their tax advisors for more information about their own situations and the possible application of state, local, non-U.S. and other taxes on redemptions and exchanges of shares in the Fund.